Registration Nos. 333-66807
                                                                     811-09093

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 26, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                     /X/
Pre-Effective Amendment No.                                                / /
Post-Effective Amendment No.  3                                     /X/
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                             /X/
Amendment No.  6                                                           /X/
(Check appropriate box or boxes)

                                  E*TRADE FUNDS

              (Exact name of Registrant as specified in charter)

                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                   (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (650) 842-2500

                                 Kathy Levinson
                            E*TRADE Securities, Inc.
                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                     (Name and address of agent for service)

                 Please send copies of all communications to:

David A. Vaughan, Esq.                  Kathy Levinson
Dechert Price & Rhoads                  E*TRADE Securities, Inc.
1775 Eye Street, NW                     4500 Bohannon Drive
Washington, DC  20006                   Menlo Park, CA 94025

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box):

       Immediately upon filing pursuant to paragraph (b)
-------
       on (date) pursuant to paragraph (b)
-------
       60 days after filing pursuant to paragraph (a)(1)
-------
X      75 days after filing pursuant to paragraph (a)(2) of Rule 485
-------

If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------

                                  E*TRADE FUNDS

                          E*TRADE E-COMMERCE INDEX FUND

                       Prospectus dated ________ __, 1999

This Prospectus concisely sets forth information about the E*TRADE E-Commerce Index Fund (the "Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of the E*TRADE Funds.

Objectives, Goals and Principal Strategies. The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks making up the Goldman Sachs E-Commerce (GSEC(TM) Composite) Index. The Fund seeks to achieve its objective by investing in stocks and other assets to match the total return of the stocks making up the GSEC Composite Index.

Eligible Investors.
This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities"). In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund would require that you redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.

About E*TRADE.
E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment advisor. E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

The Securities and Exchange  Commission has not approved or disapproved  these
securities   or   passed   upon  the   adequacy   of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

                       Prospectus dated ________ __, 1999

                                TABLE OF CONTENTS




RISK/RETURN SUMMARY....................................................3
FEES AND EXPENSES......................................................5
INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS.....................6
YEAR 2000..............................................................7
FUND MANAGEMENT........................................................7
PRICING OF FUND SHARES.................................................8
HOW TO BUY AND SELL SHARES.............................................9
DIVIDENDS AND OTHER DISTRIBUTIONS.....................................13
TAX CONSEQUENCES......................................................13

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to provide investment results that attempt to match, before fees and expenses, the total return of the stocks making up the GSEC Composite Index.*

Principal Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSEC Composite Index. The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate, as represented by the GSEC Composite Index.

The GSEC Composite Index was developed by Goldman Sachs & Co. and is an equity benchmark of U.S. traded securities in the e-commerce sector. The GSEC Composite Index is composed stocks of companies that are traded on either the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or NASDAQ and meet one of the following objective criteria: 80-100% of revenue is generated online; a substantial percentage of revenue or transactions is related to the internet; are virtual companies; or are key e-commerce infrastructure providers.

Generally, the Fund attempts to be fully invested at all times in securities comprising the GSEC Composite Index and in futures and options on stock index futures covered by liquid assets. The Fund also may invest up to [10]% of its total assets in high-quality money market instruments to provide liquidity for redemptions.

Principal Risks

E-commerce stocks may rise and fall daily. Thus, the GSEC Composite Index may also rise and fall daily. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

There is no assurance that the Fund will achieve its investment objective. The GSEC Composite Index may not appreciate, and could depreciate, during the time you are invested in the Fund, even if you are a long-term investor.

*"GSEC(TM)" is a registered trademark of Goldman Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman Sachs & Co. and Goldman Sachs & Co. makes no representation regarding the advisability of investing in the Fund.



The Fund is non-diversified and is limited in investment to industry segments of the U.S. stock market that are generally associated with e-commerce. Greater risk and increased volatility is associated with investments in limited segments of the stock market (as opposed to investments in a broader range of industries). The Fund may be more adversely affected by a market downturn than a larger, more broad-based index due to its concentration and focus on a specific sector, or if technology or telecommunication stocks fall out of favor with investors.

The Fund cannot as a practical matter own all the stocks that make up the GSEC Composite Index in perfect correlation to the GSEC Composite Index itself. The use of futures and options on futures is intended to help the Fund better match the GSEC Composite Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the GSEC Composite Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the stocks making up the GSEC Composite Index, which include smaller-capitalization companies and foreign securities .

Investments in smaller-capitalization companies are more risky than investments in stocks of larger companies (those with a market value of greater than U.S. $1 billion) for the following reasons, among others: less public information is generally available; limited product lines; less liquidity; less frequent trading; and limited financial resources. Investment in foreign companies also pose additional risks for the following reasons, among others: there may be less public information available than is available about U.S. companies; fluctuations in foreign exchange values and currency risk could adversely affect the value of foreign investments; and different legal and regulatory systems in foreign countries concerning financial disclosure, accounting, and auditing standards.

In seeking to match the performance of the GSEC Composite Index, the Fund will be limited as to its investments in other segments of the U.S. stock market. As a result, whenever the e-commerce segment of the U.S. stock market performs worse than other segments, the Fund may underperform funds that have exposure to those segments of the market. Likewise, whenever e-commerce stocks fall behind other types of investments--bonds, for instance--the Fund's performance also will lag behind those investments.

Due to the increasing rate of technological innovation, the products of companies in the e-commerce industry that comprise the GSEC Composite Index can be particularly affected by such specific risks as: aggressive product prices due to competitive pressure from numerous market entrants; short product cycles; product obsolescence at a more frequent rate than other types of companies caused by rapid technological advances ; and risks that new products will fail to meet expectations or even reach the marketplace, among others.

In addition, such companies tend to be capital intensive and as a result, may not be able to recover all capital investment costs.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, and therefore, has no historical expense data. Thus, the numbers below are estimates.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases       None
Maximum Deferred Sales Charge (Load)                   None
Maximum Sales Charge (Load) Imposed in Reinvested
Dividends and other Distributions                      None
Redemption Fee (within 120 days of purchase)           []%
Account Maintenance fee (for accounts
under $____):                                          []%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                        []%
Distribution (12b-1) Fees                              None
Other Expenses (Administration)                        []%*
Total Annual Fund Operating Expenses                   []%

* The administrative fee is payable by the Fund to E*TRADE Asset Management, Inc. The administrative fee is based on estimated amounts for the current fiscal year.

You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees. E*TRADE Securities, Inc. charges $20 for wire transfers out of your E*TRADE Securities account. Also, transactions in Fund shares effected by speaking with an E*TRADE Securities, Inc. representative are subject to a $15 fee. Transactions in Fund shares effected online are not subject to the $15 fee. You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 year                 3 years
 $[   ]                 $[    ]


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

Under normal market conditions, the Fund invests at least 90% of its assets in the stocks of companies that comprise the GSEC Composite Index. That portion of its assets is not actively managed but simply tries to match the GSEC Composite Index. The Fund attempts to achieve, in both rising and falling markets, [a correlation of approximately 95%] between the capitalization-weighted total return of its assets before expenses and the GSEC Composite Index. A 100% correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the GSEC Composite Index. The Fund also purchases and sells futures and options on stock index futures. The Fund also may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity, among other reasons, to pay redemptions and fees.

The GSEC Composite Index primarily consists of stocks of companies in the e-commerce industry with capitalizations of at least $1 billion; however, it may also include companies with smaller capitalizations. The GSEC Composite Index may also include foreign companies with common shares listed on the NYSE, AMEX or NASDAQ There is no limit as to how many companies are included in the GSEC Composite Index. Performance of the index is compiled by using a modified-cap weighted calculation to limit the extent that large-cap stocks can dominate the index.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund is managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to match, to the extent feasible, the investment characteristics of the GSEC Composite Index.

Like all stock funds, the Fund's Net Asset Value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industries.

The Fund's ability to match its investment performance to the investment performance of the GSEC Composite Index may be affected by, among other things: the Fund's expenses; the amount of cash and cash equivalents held by the Fund's investment portfolio; the manner in which the total return of the GSEC Composite Index is calculated; the size of the Fund's investment portfolio; the timing, frequency and size of shareholder purchases and redemptions; the use of futures and options transactions and other derivative securities trading; and the weighting of a particular stock in the GSEC Composite Index. The Fund uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the GSEC Composite Index.

As do many index funds, the Fund also may invest in futures and options transactions and other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the index, the Fund incurs expenses and must keep a portion of its assets in cash for paying expenses and processing shareholders orders. By using futures, the Fund potentially can offset a portion of the gap attributable to its cash holdings. However, because some of the effect of expenses remains, the Fund's performance normally will be below that of the GSEC Composite Index. The Fund uses futures contracts to gain exposure to the GSEC Composite Index for its cash balances, which could cause the Fund to track the GSEC Composite Index less closely if the futures contracts do not perform as expected.

The Fund may also lend up to ___% of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the Fund's performance could be adversely affected.


YEAR 2000

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's service providers or persons with whom they deal do not properly process and calculate date-related information and data on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Fund are computer reliant. The Fund's investment adviser or subadviser, administrator, custodian and transfer agent have informed the Fund that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems. The Fund is also taking measures to obtain assurances that comparable steps are being taken by the Fund's other significant service providers. While there can be no assurance that the Fund's service providers will be Year 2000 compliant, the Fund's service providers expect that their plans to be compliant will be achieved. The Fund's principal service providers have also advised the Fund that they are working on any necessary changes to their systems and that they expect their systems to be Year 2000 compliant in time. There can, of course, be no assurance of success by the Fund's service providers. In addition, because the Year 2000 Problem affects virtually all organizations, the issuers in whose securities the Fund invests also could be adversely impacted by the Year 2000 Problem. The extent of such impact cannot be predicted. The Year 2000 Problem may have a disproportionate impact on the e-commerce sector with its emphasis and reliance on computing.


FUND MANAGEMENT

Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment advisor, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. The Investment Advisor commenced operating in February 1999 and therefore has limited experience as an investment advisor.

Subject to general supervision of the E*TRADE Funds' Board of Trustees (the "Board") and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund pursuant to the Investment Advisory Agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to []% of the Fund's average daily net assets.

The Investment Advisor is seeking an exemptive order from the SEC that will permit the Investment Advisor, subject to approval by the Board, to retain sub-advisers that are unaffiliated with the Investment Advisor without approval by the Fund's shareholders. If granted, such relief would require shareholder notification in the event of any change in sub-advisers. There is no assurance the exemptive order will be granted.

The Investment Advisor has entered into a subadvisory agreement ("Subadvisory Agreement") with Barclays Global Fund Advisors ("BGFA") to delegate the day-to-day discretionary management of the Fund's assets. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided asset management, administration and advisory services for over 25 years. As of December 31, 1998, BGFA and its affiliates provided investment advisory services for over $615 billion of assets. The Investment Advisor pays BGFA a fee out of the Investment Adviser fee at an annual rate equal to __% of the Fund's average daily net assets. BGFA is not compensated directly by the Fund. The Subadvisory Agreement may be terminated by the Board.


PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. The Fund's investments are valued each day the NYSE is open for business as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time). The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m.
Eastern time or if an emergency exists.

Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board. Expenses are accrued daily and applied when determining the NAV.


HOW TO BUY AND SELL SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to open an E*TRADE Securities account. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund would require you to redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.

E*TRADE Securities, Inc. reserves the right to deliver paper-based documents in certain circumstances, at no cost to the investor. Shareholder information includes prospectuses, financial reports, confirmations and statements. If for any reason you decide you no longer wish to receive shareholder information electronically, you rescind the right to own shares and you must sell your position.

In order to buy shares, you will need to: 1) open an E*TRADE Securities account; 2) deposit money in the account; and 3) execute an order to buy shares.

STEP 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

Whether you are investing in the Fund for the first time or adding to an existing investment, the Fund provides you with several methods to buy its shares. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com, available 24 hours a day or call 1-800-786-2575 between 5:00 a.m. and 6 p.m. (pacific time), Monday -Friday.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if you mail it overnight to E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575 between 5:00 a.m. and 6:00 p.m., Monday - Friday (pacific time).

STEP 2: Funding Your Account.

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell Shares

Minimum Investment Requirements:

For your initial investment in the Fund                           $ 1,000

To buy additional shares of the Fund                              $   250

Continuing minimum investment*                                    $ 1,000

To invest in the Fund for your IRA, Roth IRA,
or one-person SEP account                                         $   250

To invest in the Fund for your Education IRA account              $   250

To invest in the Fund for your UGMA/UTMA account                  $   250

To invest in the Fund for your SIMPLE, SEP-IRA,

Profit Sharing or Money Purchase Pension Plan,
or 401(a) account                                                 $   250

* Your shares may be automatically redeemed if, as a result of selling shares, you no longer meet a Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $1,000.

After your account is established you may use any of the methods described below to buy or sell shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund may assess a 0.50% fee on redemptions of Fund shares held for less than 120 days. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy or sell order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: 1) affirm your consent to receive all Fund documentation electronically, 2) provide an e-mail address and 3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.

Telephone. All initial purchases of Fund shares must be transacted online at the E*TRADE Website (www.etrade.com). You may place subsequent purchase and redemption orders with a telephone representative at 1-800-STOCKS1 (1-800-786-2571) for an additional $15 fee.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If  you  are   already  a   shareholder,   you  may  also   call   1-800-STOCKS5
(1-800-786-2575) to sell shares by phone through an E*TRADE Securities broker for an additional $15 fee.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571). All initial share purchases must be transacted on line, at www.etrade.com.

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

      1. If you transfer the ownership of your account to another individual or organization.

      2.  When you submit a written redemption for more than $25,000.

      3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

      4. If you add or change your name or add or remove an owner on your account.

      5. If you add or change the beneficiary on your transfer-on-death account.

For  other   registrations,   access  E*STATION  through  our  Website  or  call
1-800-786-2575 for instructions.

You will have to wait to redeem your shares until the funds you use to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund may assess a [ ]% fee on redemptions of fund shares held for less than 120 days.

Any redemption fees imposed will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the 120-day holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than 120 days, the fee may be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.
federal income tax liability.

[Outside back cover page.]

The Statement of Additional Information for the Fund, dated ___________ , 1999 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

Additional information including the SAI and the most recent annual and semi-annual reports (when available) may be obtained without charge, at our Website (www.etrade.com). Shareholders will be alerted by e-mail when a prospectus amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Website (http://www.sec.gov) or copies can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA 94025
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act No.: 811-09093

                       STATEMENT OF ADDITIONAL INFORMATION

                                  E*TRADE Funds

                          E*TRADE E-COMMERCE INDEX FUND

                              ________ __, 1999

This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read together with the Prospectus for the E*TRADE E-Commerce Index Fund (the "Fund"), a separate series of the E*TRADE Funds, dated ______ __, 1999 (as amended from time to time).

To obtain a copy of the Fund's Prospectus and the Fund's most recent shareholders report (when issued) free of charge, please access our Website online (www.etrade.com) via e-mail or by calling our toll-free number at (800) 786-2575. Only customers of E*TRADE Securities, Inc. who consent to receive all information about the Fund electronically may invest in the Fund.

                                TABLE OF CONTENTS
                                                                            Page
FUND HISTORY.................................................................3
THE FUND.....................................................................3
INVESTMENT STRATEGIES AND RISKS..............................................3
FUND POLICIES...............................................................11
TRUSTEES AND OFFICERS.......................................................13
INVESTMENT MANAGEMENT.......................................................17
SERVICE PROVIDERS...........................................................18
PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION..............................20
ORGANIZATION, DIVIDEND AND VOTING RIGHTS....................................21
SHAREHOLDER INFORMATION.....................................................22
TAXATION....................................................................23
UNDERWRITER.................................................................27
PERFORMANCE INFORMATION.....................................................27
GOLDMAN SACHS & CO..........................................................31
APPENDIX....................................................................33

FUND HISTORY

The E*TRADE E-Commerce Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.


THE FUND

The Fund is classified as an open-end, management investment company. The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks making up the Goldman Sachs E-Commerce (GSEC(TM) Composite) Index.* This investment objective is fundamental and therefore, cannot be changed without approval of a majority (as defined in the Investment Company Act of 1940, as amended, and the Rules thereunder ("1940 Act") of the Fund's outstanding voting interests.

The Fund seeks to achieve its objective by investing in a representative sample of the stocks that comprise the GSEC Composite Index. The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate, as represented by the GSEC Composite Index.

INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the Fund's investment strategies, policies and risks. These investment strategies and policies may be changed without shareholder approval unless otherwise noted.

Bank Obligations. The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the bank's obligation to pay



*"GSEC(TM)" is a registered trademark of Goldman Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman Sachs & Co. and Goldman Sachs & Co. makes no representation regarding the advisability of investing in the Fund.

a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Commercial Paper and Short-Term Corporate Debt Instruments. The Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Fund monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.


The Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The investment adviser to the Fund will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

Floating- and variable- rate obligations. The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Foreign Securities. The GSEC Composite Index may include only the securities of foreign issuers approved for listing on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ market system. Since the stocks of some foreign issuers may be included in the GSEC Composite Index, the Fund's portfolio may contain securities of such foreign issuers which may subject the Fund to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the securities of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Forward commitments, when-issued purchases and delayed-delivery transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which the Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund currently does not intend on investing more than 5% of its assets in when-issued securities during the coming year. The Fund will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Futures Contracts and Options Transactions. The Fund may use futures as a substitute for a comparable market position in the underlying securities.

Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments on variation margin.

The Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. Futures and options on the GSEC Composite Index are not currently available and may not be liquid if they become available. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on or before the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

The Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the SEC, the Fund may be required to segregate liquid portfolio securities, including cash, in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Future Developments. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide any appropriate additional disclosure in its prospectus.

Investment company securities. The Fund may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which such Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Fund may also purchase shares of exchange-listed closed-end funds.

Illiquid securities. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion the investment advisor are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

Loans of portfolio securities. The Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether to lend a security to a particular broker, dealer or financial institution, the Fund's investment advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

Obligations of Foreign Governments, Banks and Corporations. The Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which the Fund may invest.

To the extent that such investments are consistent with its investment objective, the Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Fund may also invest a portion of its total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Repurchase Agreements. The Fund may enter into a repurchase agreement wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered loans by the Fund. All repurchase transactions must be collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund limits investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Fund's advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

Short-term instruments and temporary investments. The Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Fund may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Fund's investment advisor; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of the Fund's investment advisor are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Unrated, Downgraded and Below Investment Grade Investments. The Fund may purchase instruments that are not rated if, in the opinion of its investment advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund provided that the amount of such securities held by the Fund does not exceed 5% of the Fund's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

Because the Fund is not required to sell downgraded securities, the Fund could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Fund may incur additional expenses to seek recovery.

Warrants. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

Securities Related Businesses. The 1940 Act limits the ability of the Fund to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities ("financial companies"). If the GSEC Composite Index provides a higher concentration in one or more financial companies, the Fund may experience increased tracking error due to the limitations on investments in such companies.

Portfolio Turnover Rate. The portfolio turnover rate for the Fund generally is not expected to exceed 25%. This portfolio turnover rate will not be a limiting factor when the investment advisor deems portfolio changes appropriate.


FUND POLICIES

Fundamental Investment Restrictions

The following are the Fund's fundamental investment restrictions which, along with the Fund's investment objective, cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, the Fund:

1. may not invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;

2. may not with respect to 75% of its total assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding securities of any one issuer;

3. may not issue senior securities, except as permitted under the 1940 Act;

4. may (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law;

5. may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the disposition of portfolio securities;

6. may not invest 25% or more of its total assets (taken at market value at the time of such investment) in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the U.S. government, its agencies or instrumentalities (or repurchase agreements thereto); or (ii) any industry in which the GSEC Composite Index is concentrated to the approximately same degree during the same period.

7. may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

8. may not purchase or sell physical commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws; and

9. may not lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in certain short-term or temporary debt obligations, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the directors of the Fund.

Non-Fundamental Operating Restrictions

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

Unless indicated otherwise below, the Fund may not:

1. pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

2. purchase securities of other investment companies, except to the extent permitted under the 1940 Act;

3. invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act; and

4. may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.


TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):


-----------------------------------------------------------------------------------
Name, Address,and Age    Position(s) Held with     Principal  Occupation(s) During
                         the Fund                  the Past 5 Years
-----------------------------------------------------------------------------------
*Kathy Levinson (44)     Trustee                   Ms.  Levinson is executive vice
4500   Bohannon   Drive,                           president  of  E*TRADE   Group,
Menlo Park, CA 94025                               Inc.  and  president  and chief
                                                   operating  officer of E*TRADE
                                                   Securities.  She  joined  the
                                                   company in January 1996 after
                                                   serving  as a  consultant  to
                                                   E*TRADE during 1995. Prior to
                                                   that Ms.  Levinson was senior
                                                   vice   president  of  custody
                                                   services  at  Charles  Schwab
                                                   (Financial Services).  She is
                                                   also  a  former  senior  vice
                                                   president of credit  services
                                                   for Schwab.
*Leonard C. Purkis(50)   Trustee                   Mr.  Purkis is chief  financial
4500 Bohannon Drive,                               officer  and   executive   vice
Menlo Park, CA 94025                               president    of   finance   and
                                                   administration   of   E*TRADE
                                                   Group,   Inc.  He  previously
                                                   served  as  chief   financial
                                                   officer       for      Iomega
                                                   Corporation         (Hardware
                                                   Manufacturer)  from  1995  to
                                                   1998.    Prior   to   joining
                                                   Iomega, he served in numerous
                                                   senior  level   domestic  and
                                                   international         finance
                                                   positions     for     General
                                                   Electric    Co.    and    its
                                                   subsidiaries, culminating his
                                                   career  there as senior  vice
                                                   president,  finance,  for  GE
                                                   Capital    Fleet     Services
                                                   (Financial Services).
Shelly J. Meyers (39)    Trustee                   Ms.   Meyers  is  the  Manager,
                                                   Chief Executive Officer,  Chief
                                                   Financial  Officer  and founder
                                                   of Meyers  Capital  Management,
                                                   a     registered     investment
                                                   adviser   formed   in   January
                                                   1996.   She  has  also  managed
                                                   the  Meyers  Pride  Value  Fund
                                                   since  June   1996.   Prior  to
                                                   that,  she was  employed by The
                                                   Boston       Company      Asset
                                                   Management,  Inc. as  Assistant
                                                   Vice     President    of    its
                                                   Institutional  Asset Management
                                                   group.
Ashley T. Rabun (47)     Trustee                   Ms.  Rabun is the  Founder  and
                                                   Chief   Executive   Officer  of
                                                   InvestorReach   (which   is   a
                                                   consulting  firm   specializing
                                                   in marketing  and  distribution
                                                   strategies     for    financial
                                                   services  companies  formed  in
                                                   October  1996).  From  1992  to
                                                   1996,  she  was a  partner  and
                                                   President      of      Nicholas
                                                   Applegate   Mutual   Funds,   a
                                                   division of Nicholas  Applegate
                                                   Capital Management.
Steven Grenadier (34)    Trustee                   Mr.  Grenadier  is an Associate
                                                   Professor  of  Finance  at  the
                                                   Graduate  School of Business at
                                                   Stanford  University,  where he
                                                   has   been    employed   as   a
                                                   professor since 1992.
*Brian C. Murray (42)    President                 Mr.   Murray  is  President  of
4500 Bohannon Drive,                               E*TRADE Asset Management,  Inc.
Menlo Park, CA 94025                               He joined  E*TRADE  Securities,
                                                   Inc. in January 1998.  Prior to
                                                   that Mr.  Murray was  Principal
                                                   of      Alameda      Consulting
                                                   (Financial             Services
                                                   Consulting)  and  prior to that
                                                   he was  Director,  Mutual  Fund
                                                   Marketplace  of Charles  Schwab
                                                   Corporation          (Financial
                                                   Services).
*Joe  N.  Van   Remortel Vice President and        Mr.   Van   Remortel   is  Vice
(34)                     Secretary                 President    of     Operations,
4500 Bohannon Drive,                               E*TRADE Asset Management,  Inc.
Menlo Park, CA 94025                               He joined  E*TRADE  Securities,
                                                   Inc. in September  1996.  Prior
                                                   to that Mr.  Van  Remortel  was
                                                   Senior  Consultant of KPMG Peat
                                                   Marwick   and    Associate   of
                                                   Analysis    Group,    Inc.,   a
                                                   management consulting firm.

The Trust pays each non-affiliated Trustee a quarterly fee of $1,500 per Board meeting for the Fund. In addition, the Trust reimburses each of the non-affiliated Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides an estimate of each Trustee's compensation for the current fiscal year:

Estimated Compensation Table

-----------------------------------------------------------------------------
                                                         Total Compensation
Name of Person, Position            Aggregate           From Trust and Fund
                                Compensation from         Complex Paid to
                                    the Trust                Directors
                                                        Expected to be Paid
                                                          to Trustees (1)
-----------------------------------------------------------------------------
Kathy Levinson, Trustee               None                      None
Leonard C. Purkis,                    None                      None
Trustee
Shelly J. Meyers                     $6,000                    $6,000
Ashley T. Rabun                      $6,000                    $6,000
Steven Grenadier                     $6,000                    $6,000

      No Trustee will receive any benefits upon retirement.  Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.
------------

(1) This amount represents the estimated aggregate amount of compensation paid to each non-affiliated Trustee for service on the Board of Trustees for the fiscal year ending December 31, 1999.


Control Persons and Principal Holders of Securities

A shareholder that owns 25% or more of the Fund's voting securities is in control of the Fund on matters submitted to a vote of shareholders. To satisfy regulatory and requirements and for compliance purposes, as of ______ __, 1999, E*TRADE Asset Management, Inc. owned 100% of the Fund's outstanding shares. There are no other shareholders holding 25% or more. E*TRADE Asset Management, Inc. is a Delaware corporation and is wholly owned by E*TRADE Group, Inc. Its address is 4500 Bohannon Drive, Menlo Park, CA 94025.

As of January 31, 1999, Softbank America Inc. owned 27.5% of the total outstanding voting shares of E*TRADE Group, Inc. Softbank America, Inc. is a Delaware corporation and is located 300 Delaware Ave., Suite 900, Wilmington, Delaware 19801. It is a wholly owned subsidiary of Softbank Holding, Inc., also a Delaware corporation, which, in turn, is a wholly owned subsidiary of Softbank Corporation, a Japanese corporation.

INVESTMENT MANAGEMENT

Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment advisor, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. The Investment Advisor commenced operating in February 1999 and therefore has limited experience as an investment advisor.

Subject to general supervision of the E*TRADE Funds' Board of Trustees and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment management guidance, policy direction and monitoring of the Fund and any sub-advisers pursuant to an investment advisory agreement. The Investment Advisor has not previously had responsibility for managing a mutual fund. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to []% of the Fund's average daily net assets. (The Investment Advisor retains ____% of such fee. See below.)

The Investment Advisor is seeking an exemptive order from the SEC that will permit the Investment Advisor, subject to approval by the Board, to retain sub-advisers that are unaffiliated with the Investment Advisor without approval by the Fund's shareholders. If granted, such relief would require shareholder notification in the event of any change in sub-advisers. There is no assurance the exemptive order will be granted.

Sub-Advisor to the Fund. The Investment Advisor has entered into a sub-advisory agreement ("Sub-Advisory Agreement") with Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided asset management, administration and advisory services for over 26-years. As of December 31, 1998, BGFA and its affiliates provided investment advisory services for over $615 billion of assets.

Under the Sub-Advisory Agreement, BGFA is responsible for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, BGFA receives a fee from the Investment Advisor at an annual rate equal to ____% of the Fund's average daily net assets. The Sub-Advisory Agreement is subject to the same Board of Trustee approval, oversight and renewal as the Investment Advisory Agreement.

BGFA has agreed to provide to the Fund, among other things, analysis and statistical and economic data and information concerning the compilation of the GSEC Composite Index, including portfolio composition.

Both the Investment Advisory Agreement and the Sub-Advisory Agreement will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Fund's Board of Trustees and (ii) by a majority of the Trustees of the Fund who are not parties to the Investment Advisory Agreement or the Sub-Advisory Agreement or affiliates of any such party. Both the Investment Advisory Agreement and the Sub-Advisory Agreement may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.

Asset allocation, index and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


SERVICE PROVIDERS

Principal Underwriter. E*TRADE Securities, Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, is the Fund's principal underwriter. The underwriter is a wholly owned subsidiary of E*TRADE Group, Inc.

Administrator of the Fund. E*TRADE Asset Management, Inc., the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management, Inc. provides administrative services directly or through sub-contracting, including: (i) general supervision of the operation of the Fund, including coordination of the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and (iii) periodic reviews of management reports and financial reporting. E*TRADE Asset Management, Inc. also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an agreement with the Fund, E*TRADE Asset Management, Inc. receives a fee equal to []% of the average daily net assets of the Fund. E*TRADE Asset Management, Inc. is responsible under that agreement for the expenses otherwise payable by the Fund for transfer agency, dividend disbursing, custody, auditing and legal fees, to the extent that those expenses would otherwise equal or exceed []% of the Fund's average daily net assets.

Custodian, Fund Accounting Services Agent and Sub-administrator. PFPC Trust Company ("PFPC Trust"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as custodian of the assets of the Fund. As a result, PFPC Trust has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund. The custodian has no responsibility for any of the investment policies or decisions of the Fund. PFPC Trust also acts as the Fund's Accounting Services Agent. PFPC Trust also serves as the Fund's sub-administrator, under an agreement among PFPC Trust, the Trust and E*TRADE Asset Management, Inc.,
providing  management  reporting  and  treasury   administration  and  financial
reporting to Fund Management and the Fund's Board of Trustees and preparing income tax provisions and tax returns. PFPC Trust is compensated for its services by E*TRADE Asset Management, Inc.

Transfer Agent and Dividend Disbursing Agent. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, acts as transfer agent and dividend-disbursing agent for the Fund.

Fund Shareholder Servicing Agent. Under a Shareholder Servicing Agreement with E*TRADE Securities, Inc. and E*TRADE Asset Management, Inc., E*TRADE Securities, Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Securities, Inc. provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include, (i) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Fund's shares may be effected, and certain other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (iv) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares of the Fund; (vi) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Fund of the gross amount of purchase and redemption orders for the Fund's shares; (viii) providing certain printing and mailing services, such as printing and mailing of shareholder account statements, checks, and tax forms; and (ix) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

Independent Accountants. Deloitte & Touche LLP, Suite 1500, 1000 Wilshire Blvd., Los Angeles, CA 90017-2472, acts as independent accountants for the Fund.

Legal Counsel. Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the Sub-Advisory Agreement and subject to policies established by the Fund's Board of Trustees, BGFA, as sub-advisor, is responsible for the Fund's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that BGFA manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Fund and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund, BGFA and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the Fund, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law or BGFA. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board of Trustees.

Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.


ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Shares of the Trust have no preemptive, conversion, or subscription rights. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

The Declaration of Trust further provides that obligations of the Trust are not binding upon its trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a trustee against any liability to which a trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Portfolio. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.


SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities, Inc.

Pricing of Fund Shares. The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE.

Telephone and Internet Redemption Privileges. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.


TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.


UNDERWRITER

Distribution of Securities. Under a Distribution Agreement with the Fund ("Distribution Agreement"), E*TRADE Securities Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, acts as underwriter of the Fund's shares. The Fund pays no compensation to E*TRADE Securities, Inc. for its distribution services. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares.

The Fund is a no-load fund, therefore investors pay no sales charges when buying or selling shares of the Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Investment Advisor may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

Average Annual Total Return. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000 T = average annual total return N = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for the Fund will be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

Yield. The yield will be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
            cd

where:

a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

The historical GSEC Composite Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.


Standard deviation is calculated using the following formula:

      Standard deviation = the square root of  S(xi - xm)2
                                          n-1

Where:     S = "the sum of",

      xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.


GOLDMAN SACHS & CO

The Fund is not sponsored, endorsed sold or promoted by Goldman Sachs & Co. Goldman Sachs & Co. makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the GSEC Composite Index to track the e-commerce stock market performance. Goldman Sachs & Co.'s only relationship to E*TRADE Asset Management or the Fund is the licensing of certain trademarks and trade names of Goldman Sachs & Co. and of the GSEC Composite Index which is determined, composed and calculated by Goldman Sachs & Co. without regard to E*TRADE Asset Management or the Fund.
Goldman Sachs & Co. has no obligation to take the needs of E*TRADE Asset Management, the Fund or the shareholders into consideration in determining, composing or calculating the GSEC Composite Index. Goldman Sachs & Co. is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. Goldman Sachs & Co. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Goldman Sachs & Co. does not guarantee the accuracy and/or the completeness of the GSEC Composite Index or any data included therein and Goldman Sachs & Co. shall have no liability for any errors, omissions, or interruptions therein. Goldman Sachs & Co. makes no warranty, express or implied, as to results to be obtained by the Fund the shareholders, or any other person or entity from the use of the GSEC Composite Index or any data included therein. Goldman Sachs & Co. makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the GSEC Composite Index or any data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs & Co. have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

"A-1" and "Prime-1" Commercial Paper Ratings

The rating "A-1" (including "A-1+") is the highest commercial paper rating assigned by S&P. Commercial paper rated "A-1" by S&P has the following characteristics:

      o   liquidity ratios are adequate to meet cash requirements;
      o   long-term senior debt is rated "A" or better;
      o the issuer has access to at least two additional channels of borrowing;
      o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;
      o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and
      o   the reliability and quality of management are unquestioned.


Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated "A-1", "A-2" or "A-3". Issues rated "A-1" that are determined by S&P to have overwhelming safety characteristics are designated "A-1+".

The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

      o   evaluation of the management of the issuer;
      o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
      o evaluation of the issuer's products in relation to competition and customer acceptance;
      o   liquidity;
      o   amount and quality of long-term debt;
      o   trend of earnings over a period of ten years;
      o financial strength of parent company and the relationships which exist with the issuer; and
      o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

      o Bonds rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
      o Bonds rated "AA" have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
      o Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
      o Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
      o Debt rated "BB", "B", "CCC", "CC" or "C" is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.
      o The rating "C1" is reserved for income bonds on which no interest is being paid.
      o Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

      o Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
      o Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
      o Bonds which are rated "A" possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
      o Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
      o Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
      o Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
      o Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
      o Bonds which are rated "Ca" represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.
      o Bonds which are rated "C" are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from "Aa" through "B" to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

4500 Bohannon Drive
Menlo Park, CA 94025
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
Internet:   http://www.etrade.com

                                E*TRADE FUNDS

                       E*TRADE INTERNATIONAL INDEX FUND

                      Prospectus dated October __, 1999

This Prospectus concisely sets forth information about the E*TRADE International Index Fund (the "Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of the E*TRADE Funds.

Objectives, Goals and Principal Strategies.

The investment objective of the Fund is to match as closely as practicable, before fees and expenses, the performance of the Morgan Stanley Capital International Europe, Australia, and Far East Free Index (the "EAFE Free Index" or the "Index"). The Fund seeks to achieve its objective by investing in a master portfolio. The Master Portfolio, in turn, invests substantially all its assets in a representative sample of securities that is selected and weighted to attempt to match the total return of stocks in the aggregate, that make up the EAFE Free Index.

Eligible Investors.

This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities"). In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund would require that you redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.

About E*TRADE.

E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment advisor. E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                      Prospectus dated October __, 1999

                              TABLE OF CONTENTS



RISK/RETURN SUMMARY....................................................1


FEES AND EXPENSES......................................................2


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS.....................3


YEAR 2000..............................................................5


FUND MANAGEMENT........................................................5


THE FUND'S STRUCTURE...................................................6


PRICING OF FUND SHARES.................................................7


HOW TO BUY AND SELL SHARES.............................................7


DIVIDENDS AND OTHER DISTRIBUTIONS.....................................11


TAX CONSEQUENCES......................................................12

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of the EAFE Free Index.*

Principal Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the International Index Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Master Portfolio seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate, as represented by the Index. To do so, the Master Portfolio invests in a sampling of the stocks listed on the EAFE Free Index that are selected and weighted to result in investment characteristics comparable to the Index. The Index consists of approximately 1100 securities listed on the stock exchanges of developed markets of countries in Europe, Australia and the Far East. The EAFE Free Index excludes securities that are not available to U.S. investors.

The Master Portfolio attempts to have at least 90% of its assets invested at all times in securities comprising the EAFE Free Index. The Master Portfolio may also engage in futures contracts and options on futures contracts and other derivative securities transactions and lend is portfolio securities. The Master Portfolio and the Fund may also invest up to 10% of their total assets in high-quality money market instruments to provide liquidity.

Principal Risks

The stock market may rise and fall daily. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money. The Master Portfolio invests substantially all of its assets in foreign securities. This means the Fund can be affected by the risks of foreign investing, including changes in currency exchange rates; foreign government controls on foreign investment; repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from lack of liquidity; different settlement practices or delayed settlements in some markets; difficulty in getting complete and accurate

--------
* Morgan Stanley Capital International Inc. ("MSCI") does not sponsor the Fund, nor is it affiliated in any way with the E*Trade Group, Inc. "Morgan Stanley Capital International Europe, Australia, Far East Free Index(R)", "EAFE Free Index(R)", and EAFE(R)" are trademarks of MSCI. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI and neither the EAFE Free Index nor MSCI make any representation or warranty, express or implied, regarding the advisability of investing in the Fund.

information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic and social instability; and difficulty enforcing legal rights outside the U.S. Foreign securities are also subject to the risks associated with the value of foreign currencies. A decline in the value of a foreign currency relative to the U.S. dollar reduces the U.S. dollar value of securities denominated in that currency. Additionally, the Master Portfolio may invest in less-developed markets where these risks can be more substantial.

There is no assurance that the Fund will achieve its investment objective. The EAFE Free Index may not appreciate, and could depreciate, during the time you are invested in the Fund, even if you are a long-term investor.

The Master Portfolio cannot as a practical matter own all the stocks that make up the EAFE Free Index in perfect correlation to the Index itself. The use of futures and options on futures contracts is intended to help the Master Portfolio match the Index but that may not be the result. In seeking its objective, the Master Portfolio may also engage in other derivative securities transactions and lend securities in its Portfolio. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the stocks making up the Index. The Fund will also have exposure to the industries represented by those stocks.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, and therefore, has no historical expense data. Thus, the numbers below are estimates.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                      None
Maximum  Deferred  Sales Charge (Load)                                None
Maximum Sales Charge (Load) Imposed in Reinvested
Dividends and other Distributions                                     None
Redemption Fee                                                        [ ]%
(within ___ days of purchase)
Maximum Account Maintenance Fee                                       $
Account Maintenance Fee (for accounts under $_____):                  $[ ]/year


Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees                                                       %**
Distribution (12b-1) Fees                                             None
Other Expenses (Administration)                                       %***
Total Annual Fund Operating Expenses                                  %

* The cost reflects the expenses at both the Fund and the Master Portfolio levels.
** Management fees include a fee equal to [ ]% of daily net assets payable at the Master Portfolio level to its investment advisor and an investment advisory fee equal to [ ]% payable by the Fund to its investment advisor.
*** The administrative fee is payable by the Fund to E*TRADE Asset Management, Inc. The administrative fee is based on estimated amounts for the current fiscal year.

You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees. E*TRADE Securities charges $20 for wire transfers out of your E*TRADE Securities account. Also, transactions in Fund shares effected by speaking with an E*TRADE Securities representative are subject to a $15 fee. Transactions in Fund shares effected online or by touchtone telephone (when available) are not subject to that fee. You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*           3 years*
$[ ]              $[ ]

*Reflects costs at both the Fund and Master Portfolio levels.

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

Under normal market conditions, the Master Portfolio invests at least [90%] of its assets in the securities comprising the EAFE Free Index. That portion of its assets is not actively managed but is designed to substantially duplicate the investment performance of the Index. As investment advisor to the Master Portfolio, Barclays Global Fund Advisors ("BGFA") regularly monitors the Master Portfolio's correlation to the Index and adjusts the Master Portfolio's portfolio to the extent necessary. At times, the portfolio composition of the Master Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of the Index. The Master Portfolio may also purchase and sell futures and options on stock index futures and it may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity for, among other purposes, payment of redemption requests and fees. The Master Portfolio also may invest up to 15% of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days.

Neither the Fund nor the Master Portfolio are managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund and the Master Portfolio are managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of the Index through computerized, quantitative techniques.

The Index generally includes over 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australia and the Far East. The Index excludes securities that are not available to U.S. investors. There is no limit as to how many companies are included in the Index. The Master Portfolio does not invest in all of the securities included in the Index but rather seeks to replicate the Index using the "indexing" approach described previously

Like all stock funds, the Fund's Net Asset Value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industries. Since the investment characteristics and therefore, the investment risks of the Fund correspond to those of the Master Portfolio, the following discussion also includes a description of the risks associated with the investments of the Master Portfolio. The Fund's performance will correspond directly to the performance of the Master Portfolio.

The Fund's ability to match its investment performance to the investment performance of the EAFE Free Index may be affected by, among other things: the Fund and the Master Portfolio's expenses; the amount of cash and cash equivalents held by the Master Portfolio's investment portfolio; the manner in which the total return of the Index is calculated and the timing, frequency and size of shareholder purchases, and redemptions of both the Fund and the Master Portfolio. The Master Portfolio uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the replication of its portfolio to the securities comprising the Index.

As do many index funds, the Master Portfolio also may engage in futures and options transactions as well as other derivative securities transactions to minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the Index, the Master Portfolio and the Fund incur expenses and cannot be fully invested in order to maintain cash reserves for paying expenses and processing shareholders orders. By using futures, the Master Portfolio potentially can offset the portion of the gap attributable to their cash holdings. However, because some of the effect of expenses remains, the Master Portfolio and the Fund's performance normally will be below that of the EAFE Free Index. The Master Portfolio uses futures contracts to gain exposure to the Index for its cash balances, which could cause the Fund to track the Index less closely if the futures contracts do not perform as expected.

The Master Portfolio may also lend up to [15%] of the market value of its total assets to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the Master Portfolio's and the Fund's performance could be affected.

YEAR 2000

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its investment advisor, the Fund's other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Fund are computer reliant. The investment advisor, administrator, transfer agent and custodian have informed the Fund that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems. The Fund is also taking measures to obtain assurances that comparable steps are being taken by the Fund's other significant service providers. While there can be no assurance that the Fund's service providers will be Year 2000 compliant, the Fund's service providers expect that their plans to be compliant will be achieved. The Master Portfolio's investment advisor and principal service providers have also advised the Master Portfolio that they are working on any necessary changes to their systems and that they expect their systems to be Year 2000 compliant in time. There can, of course, be no assurance of success by either the Fund's or the Master Portfolio's service providers. In addition, because the Year 2000 Problem affects virtually all organizations, the issuers in whose securities the Master Portfolio invests and the economy as a whole also could be adversely impacted by the Year 2000 Problem.

In addition, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. The extent of such impact cannot be predicted.

FUND MANAGEMENT

Investment Advisors. Under an investment advisory agreement with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment advisor, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. The Investment Advisor commenced operating in February 1999 and therefore has limited experience as an investment advisor.

Subject to general supervision of the E*TRADE Funds' Board of Trustees (the "Board") and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio. The Investment Advisor may in the future manage cash and money market instruments for cash flow purposes. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to [ ]% of the Fund's average daily net assets.

The Master Portfolio's investment advisor is Barclays Global Fund Advisors ("BGFA"). BGFA is a wholly-owned direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC
("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided asset management, administration and advisory services for over 25 years. As of March 31, 1999, BGFA and its affiliates provided investment advisory services for over $650 billion of assets. BGFA receives a fee from the Master Portfolio at an annual rate equal to [ ]% of the Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio, and accordingly, have a favorable impact on its performance.

The Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio, as well as certain other fees paid by the Master Portfolio, such as accounting, legal, and SEC registration fees.

THE FUND'S STRUCTURE

The Fund is a separate series of the E*TRADE Funds, a Delaware business trust organized in 1998. The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund invests all of its assets in the Master Portfolio. The Master Portfolio seeks to provide investment results that match as closely as practicable, before fees and expenses, the performance of the EAFE Free Index. In addition to selling its shares to the Fund, the Master Portfolio has and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the Fund.

The Fund's Board of Trustees believes that, as other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Fund's Board believes should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of NAV would be affected at the master and/or feeder level.

Fund  shareholders  may be  asked  to  vote on  matters  concerning  the  Master
Portfolio.

The Fund may withdraw its investments in the Master Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, direct management of a portfolio by the Adviser or the hiring of a sub-advisor to manage the Fund's assets.

Investment of the Fund's assets in the Master Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.

PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on the days on which the NYSE is closed for trading.

The Fund's investment in the Master Portfolio is valued at the NAV of the Master Portfolio's shares held by the Fund. The Master Portfolio calculates the NAV of its shares on the same day and at the same time as the Fund. Net asset value per share is computed by dividing the value of the Master Portfolio's net assets (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such Master Portfolio. The Master Portfolio's investments are valued each day the NYSE is open for business. The Master Portfolio's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board of Trustees of MIP.

The Fund's NAV per share is calculated by taking the value of the Fund's net assets and dividing by the number of shares outstanding. Expenses are accrued daily and applied when determining the NAV.

The NAV for the Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time), each day the NYSE is open. The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.

HOW TO BUY AND SELL SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund would require you to redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.

E*TRADE Securities reserves the right to deliver paper-based documents in certain circumstances, at no cost to the investor. Shareholder information includes prospectuses, financial reports, confirmations and statements. If for any reason you decide you no longer wish to receive shareholder information electronically, you rescind the right to own shares and you must sell your position.

In order to buy shares, you will need to: 1) open an E*TRADE Securities account;
2) deposit money in the account; and 3) execute an order to buy shares.

STEP 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

Whether you are investing in the Fund for the first time or adding to an existing investment, the Fund provides you with several methods to buy its shares. Because the Fund's NAV changes daily, your purchase price will be the next net asset value determined after the Fund receives and accepts your purchase order.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day or call 1-800-786-2575 between 5:00 a.m. and 6 p.m. (pacific time), Monday -Friday.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Braintree, MA 02266-8160, or if you mail it overnight to E*TRADE Securities., Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575 between 5:00 a.m. and 6 p.m., Monday - Friday (pacific time).

STEP 2: Funding Your Account.

By check or money  order.  Make your  check or money  order  payable  to E*TRADE
Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Braintree, MA 02266-8160, or if you mail it overnight to E*TRADE Securities., Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell Shares

Minimum Investment Requirements:

For your initial investment in the Fund                           $ 1,000

To buy additional shares of the Fund                              $   250

Continuing minimum investment*                                    $ 1,000

To invest in the Fund for your IRA, Roth IRA,
or one-person SEP account                                         $   250

To invest in the Fund for your Education IRA account              $   250

To invest in the Fund for your UGMA/UTMA account                  $   250

To invest in the Fund for your SIMPLE, SEP-IRA,
Profit Sharing or Money Purchase Pension Plan,
or 401(a) account                                                 $   250

* Your shares may be automatically redeemed if, as a result of selling shares, you no longer meet a Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $1,000.

After your account is established you may use any of the methods described below to buy or sell shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund may assess a [ ]% fee on redemptions of Fund shares held for less than 120 days. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy or sell order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: 1) affirm your consent to receive all Fund documentation electronically, 2) provide an e-mail address and 3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.

Telephone. All initial purchases of Fund shares must be transacted online at the E*TRADE Website (www.etrade.com). You may place subsequent purchase and redemption orders with a telephone representative at 1-800-STOCKS1 (1-800-786-2571) for an additional $15 fee.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If  you  are   already  a   shareholder,   you  may  also   call   1-800-STOCKS5
(1-800-786-2575) to sell shares by phone through an E*TRADE Securities broker for an additional $15 fee.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.

2.    When you submit a written redemption for more than $25,000.

3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

4.    If you add or change your name or add or remove an owner on your account.

5.    If you add or change the beneficiary on your transfer-on-death account.

For  other   registrations,   access  E*STATION  through  our  Website  or  call
1-800-786-2575 for instructions.

You will have to wait to redeem your shares until the funds you use to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund may assess a 0.50% fee on redemptions of fund shares held for less than 120 days.

Any redemption fees imposed will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the 120-day holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than 120 days, the fee may be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.

TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.
federal income tax liability.

[Outside back cover page.]

The Statement of Additional Information for the Fund, dated October __, 1999 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

Additional information including the SAI and the most recent annual and semi-annual reports (when available) may be obtained without charge, at our Website (www.etrade.com). Shareholders will be alerted by e-mail when a prospectus amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Website (http://www.sec.gov) or copies can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA 94025
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act File No.: 811-09093

                     STATEMENT OF ADDITIONAL INFORMATION

                                E*TRADE Funds

                       E*TRADE International Index Fund

                              September __, 1999

This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read together with the Prospectus for the E*TRADE International Index Fund (the "Fund") dated September __, 1999 (as amended from time to time). Unless otherwise defined herein, capitalized terms have the meanings given to them in the Fund's Prospectus.

To obtain a copy of the Fund's Prospectus and the Fund's most recent shareholders report (when issued) free of charge, please access our Website online (www.etrade.com) via e-mail or call our toll-free number at (800) 786-2575. Only customers of E*TRADE Securities, Inc. who consent to receive all information about the Fund electronically may invest in the Fund.

                              TABLE OF CONTENTS


                                                                      Page



FUND HISTORY...........................................................3


THE FUND...............................................................3


INVESTMENT STRATEGIES AND RISKS........................................3


FUND POLICIES.........................................................17


TRUSTEES AND OFFICERS.................................................20


INVESTMENT MANAGEMENT.................................................24


SERVICE PROVIDERS.....................................................25


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION........................27


ORGANIZATION, DIVIDEND AND VOTING RIGHTS..............................28


SHAREHOLDER INFORMATION...............................................30


TAXATION..............................................................30


UNDERWRITER...........................................................34


MASTER PORTFOLIO ORGANIZATION.........................................34


PERFORMANCE INFORMATION...............................................35


APPENDIX..............................................................40

FUND HISTORY

The E*TRADE International Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.

THE FUND

The Fund is classified as a diversified open-end, management investment company. The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of the Morgan Stanley Capital International Europe, Australia, and Far East Free Index (the "EAFE Free Index") This investment objective is fundamental and therefore, cannot be changed without approval of a majority (as defined in the Investment Company Act of 1940 Act, as amended ("1940 Act")) of the Fund's outstanding voting interests.

To achieve its investment objective, the Fund intends to invest all of its assets in the International Index Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"), an open-end, management investment company. However, this policy is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.

INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the Master Portfolio's investment strategies, policies and risks. These investment strategies and policies may be changed without shareholder approval of either the Fund or the Master Portfolio unless otherwise noted.

Floating-  and  Variable-Rate  Obligations.  The Master  Portfolio  may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolio may invest. BGFA, on behalf of the Master Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio. The Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

Foreign Currency Futures Contracts. In General. A foreign currency futures contract is an agreement between two parties for the future delivery of a specified currency at a specified time and at a specified price. A "sale" of a futures contract means the contractual obligation to deliver the currency at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange.

While futures contracts based on currencies do provide for the delivery and acceptance of a particular currency, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. The Master Portfolio will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the Master Portfolio must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Master Portfolio may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable.

Purchase and Sale of Currency Futures Contracts. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, the Master Portfolio may buy or sell currency futures contracts. If a fall in exchange rates for a particular currency is anticipated, the Master Portfolio may sell a currency futures contract as a hedge. If it is anticipated that exchange rates will rise, the Master Portfolio may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Master Portfolio intends to purchase. These futures contracts will be used only as a hedge against anticipated currency rate changes.

A currency futures contract sale creates an obligation by the Master Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified futures time for a special price. A currency futures contract purchase creates an obligation by the Master Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

In connection with transactions in foreign currency futures, the Master Portfolio will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

Risk Factors Associated with Futures Transactions. The effective use of futures strategies depends on, among other things, the Master Portfolio's ability to terminate futures positions at times when BGFA deems it desirable to do so. Although the Master Portfolio will not enter into a futures position unless BGFA believes that a liquid secondary market exists for such future, there is no assurance that the Master Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The Master Portfolio generally expects that its futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges.

Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

The use of futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of futures strategies also depends on the ability of BGFA to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

In addition to the foregoing risk factors, the following sets forth certain information regarding the potential risks associated with the Master Portfolio's futures transactions.

Risk of Imperfect Correlation. The Master Portfolio's ability effectively to hedge currency risk through transactions in foreign currency futures depends on the degree to which movements in the value of the currency underlying such hedging instrument correlate with movements in the value of the relevant securities held by the Master Portfolio. If the values of the securities being hedged do not move in the same amount or direction as the underlying currency, the hedging strategy for the Master Portfolio might not be successful and the Master Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the currency underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Master Portfolio's overall return could be less than if the hedging transactions had not been undertaken.

Under certain extreme market conditions, it is possible that the Master Portfolio will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Master Portfolio.

The Master Portfolio will purchase or sell futures contracts only if, in BGFA's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Master Portfolio's portfolio for the hedge to be effective. There can be no assurance that BGFA's judgment will be accurate.

Potential Lack of a Liquid Secondary Market. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require the Master Portfolio to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market may be lacking. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Master Portfolio will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the Master Portfolio, which could require the Master Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Master Portfolio's ability effectively to hedge its securities, or the relevant portion thereof.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Trading and Position Limits. Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. "Shares" means the equal proportionate transferable units of interest into which the beneficial interest of each Series or Class is divided from time to time (including whole Shares and fractions of Shares). BGFA does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Master Portfolio's investments.

Regulations on the Use of Futures Contracts. Regulations of the CFTC require that the Master Portfolio enter into transactions in futures contracts for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by the Master Portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Master Portfolio, and accrued profits on such positions. In addition, the Master Portfolio may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Master Portfolio's total assets.

When the Master Portfolio purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the Master Portfolio's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

The Master Portfolio's ability to engage in the hedging transactions described herein may be limited by the policies and concerns of various Federal and state regulatory agencies. Such policies may be changed by vote of the Master Portfolio's Board of Trustees.

BGFA uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the Master Portfolio's investment objective, does not expose the Master Portfolio to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

Foreign Obligations and Securities. The foreign securities in which the Master Portfolio may invest include common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

The  Master  Portfolio  may  invest  in  foreign   securities  through  American
Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

For temporary defensive purposes, the Master Portfolio may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

From time to time, investments in other investment companies may be the most effective available means by which the Master Portfolio may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the Master Portfolio would continue to pay its own management fees and other expenses.

Investment income on certain foreign securities in which the Master Portfolio may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Master Portfolio would be subject.

The Master Portfolio's investments in foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To attempt to minimize risks to the Master Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies, the Master Portfolio may engage in foreign currency transactions on a spot (i.e., cash) basis and may purchase or sell forward foreign currency exchange contracts ("forward contracts"). The Master Portfolio may also purchase and sell foreign currency futures contracts (see "Purchase and Sale of Currency Futures Contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers.

Forward contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and is traded at a net price without commission. The Master Portfolio will direct its custodian, to the extent required by applicable regulations, to segregate high grade liquid assets in an amount at least equal to its obligations under each forward contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the Master Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Master Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when BGFA believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Master Portfolio's securities denominated in such foreign currency, or when BGFA believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

The Master Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where BGFA believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the portfolio securities are denominated (a "cross-hedge").

Foreign currency hedging transactions are an attempt to protect the Master Portfolio against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

The Master Portfolio's custodian will, to the extent required by applicable regulations, segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the Master Portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Master Portfolio's commitments with respect to such contracts.

The cost to the Master Portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. BGFA considers on an ongoing basis the creditworthiness of the institutions with which the Master Portfolio enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the Master Portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the adviser. Securities purchased on a when-issued or forward commitment basis may expose the Master Portfolio to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

The Master Portfolio will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Master Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Master Portfolio will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

Future Developments. The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Master Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, the Master Portfolio will provide appropriate disclosure in its prospectus.

Hedging and Related Strategies. The Master Portfolio may attempt to protect the U.S. dollar equivalent value of one or more of its investments (hedge) by purchasing and selling foreign currency futures contracts and by purchasing and selling currencies on a spot (i.e., cash) or forward basis. Foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

The Master Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions. For example, the Master Portfolio may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Master Portfolio's securities denominated in such currency. The Master Portfolio may use forward contracts in one currency or a basket of currencies to hedge against fluctuations in the value of another currency when BGFA anticipates there will be a correlation between the two and may use forward currency contracts to shift the Master Portfolio's exposure to foreign currency fluctuations from one country to another. The purpose of entering into these contracts is to minimize the risk to the Master Portfolio from adverse changes in the relationship between the U.S.dollar and foreign currencies.

BGFA might not employ any of the strategies described above, and there can be no assurance that any strategy used will succeed. If BGFA incorrectly forecasts exchange rates, market values or other economic factors in utilizing a strategy for the Master Portfolio, the Master Portfolio might have been in a better position had it not hedged at all. The use of these strategies involves certain special risks, including (1) the fact that skills needed to use hedging instruments are different from those needed to select the Master Portfolio's securities, (2) possible imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the investments being hedged, (3) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments and (4) the possible inability of the Master Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Master Portfolio to sell a portfolio security at a disadvantageous time, due to the need for the Master Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of the Master Portfolio to close out or to liquidate its hedged position.

New financial products and risk management techniques continue to be developed. The Master Portfolio may use these instruments and techniques to the extent consistent with its investment objectives and regulatory and tax considerations.

Illiquid Securities. The Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Investment Company Securities. The Master Portfolio may invest in securities issued by other open-end, management investment companies to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act, investment in such securities is limited to: (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master Portfolio's net assets with respect to all such companies in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Master Portfolio may also purchase interests of exchange-listed closed-end funds to the extent permitted under the 1940 Act.

Loans of Portfolio Securities. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to such Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the BGFA considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Master Portfolio does not enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that the Master Portfolio receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master Portfolio will not lend securities having a value that exceeds one-third of the current value of their respective total assets. Loans of securities by the Master Portfolio are subject to termination at the Master Portfolio's or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Master Portfolio, BGFA or Stephens Inc., one of the Master Portfolio's co-administrators.

Privately Issued Securities. The Master Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A ("Rule 144A Securities") under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Master Portfolio. Privately issued or Rule 144A securities that are determined by BGFA to be "illiquid" are subject to the Master Portfolio's policy of not investing more than 15% of its net assets in illiquid securities. BGFA, under guidelines approved by Board of Trustees of MIP, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Master Portfolio on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

Short-Term Instruments and Temporary Investments. The Master Portfolio may invest in high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of interestholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which the Master Portfolio may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and
(vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.

Bank Obligations. The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Master Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Master Portfolio, depending on the principal amount of the CDs of each bank held by the Master Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Master Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BGFA carefully evaluates such investments on a case-by-case basis.

The Master Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided such Master Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Master Portfolio will own more than one such CD per such issuer.

Commercial Paper and Short-Term Corporate Debt Instruments. The Master Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. BGFA and/or sub-adviser to the Master Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. BGFA and/or sub-adviser to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

U.S. Government Obligations. The Master Portfolio may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Repurchase Agreements. The Master Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Master Portfolio. The Master Portfolio may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered to be loans by a Master Portfolio under the 1940 Act.

FUND POLICIES

Fundamental Investment Restrictions

The following are the Fund's fundamental investment restrictions which, along with the Fund's investment objective, cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction (with the exception of the restriction on illiquid securities).

Unless indicated otherwise below, the Fund may not:

1. Issue senior securities, (as defined in the 1940 Act) except as permitted by rule, regulation, or order of the SEC;

2. Borrow money, except to the extent permitted under the 1940 Act, provided that the Fund may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Fund's entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Fund.

3. Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described below under non-fundamental operating Restriction No. 3 which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Fund's net assets; 4.....Engage in the business of underwriting securities issued by others, except to the extent the Fund may technically be deemed to be an underwriter under the 1933 Act;

5. Purchase or sell real estate or real estate limited partnerships (although a Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein); and

6. Invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities;
      (ii) any industry in which the EAFE Free Index becomes concentrated to the same degree during the same period. The Fund will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.

Non-Fundamental Operating Restrictions

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

Unless indicated otherwise below, the Fund may not:

1.    Invest in companies for the purpose of exercising control or management;

2. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid;

3. Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings as provided in the Prospectus; and

4. Invest in the securities of other open-end management investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by the Fund's shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, regulation, opinion or interpretation of the SEC. Notwithstanding this restriction, the Fund may enter into arrangements as described in the prospectus and in this SAI. The Fund will invest only in investment companies which have investment objectives and investment policies consistent with those of the Fund making such investment except that it may invest a portion of its assets in a money market fund for cash management purposes.

MASTER PORTFOLIO POLICIES

Fundamental Investment Restrictions

The Master Portfolio is subject to the following fundamental investment restrictions which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

The Master Portfolio may not:

1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation. This limitation does not apply to foreign currency transactions including, without limitation, forward currency contracts;

2. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of its total assets;

3. Invest in commodities, except that the Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indices;

4. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate;

5. Borrow money, except to the extent permitted under the 1940 Act, provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio;

6. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the MIP's Board of Trustees;

7. Act as an underwriter of securities of other issuers, except to the extent the Master Portfolio may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities;

8. Invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries and except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities;
      (ii) any industry in which the EAFE Free Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry);

9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 3 and 5 may be deemed to give rise to a senior security; and

10. Purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

Non-Fundamental Operating Policies

The Master Portfolio is subject to the following non-fundamental operating policies which may be changed by the Board of Trustees of the Master Portfolio without the approval of the holders of the Master Portfolio's outstanding securities.

1. The Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to
      (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

2. The Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
      (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):

-----------------------------------------------------------------------------------
Name, Address, and Age   Position(s) Held with     Principal  Occupation(s) During
                         the Fund                  the Past 5 Years
-----------------------------------------------------------------------------------
*Kathy Levinson (44)     Trustee                   Ms.  Levinson is executive vice
4500 Bohannon Drive,                               president  of  E*TRADE   Group,
Menlo Park, CA 94025                               Inc.  and  president  and chief
                                                   operating  officer of E*TRADE
                                                   Securities,  Inc.  She joined
                                                   the  company in January  1996
                                                   after serving as a consultant
                                                   to E*TRADE Group, Inc. during
                                                   1995.   Prior   to  that  Ms.
                                                   Levinson   was  senior   vice
                                                   president of custody services
                                                   at Charles Schwab  (Financial
                                                   Services).   She  is  also  a
                                                   former senior vice  president
                                                   of   credit    services   for
                                                   Schwab.
*Leonard C. Purkis(50)   Trustee                   Mr.  Purkis is chief  financial
4500 Bohannon Drive,                               officer  and   executive   vice
Menlo Park, CA 94025                               president    of   finance   and
                                                   administration   of   E*TRADE
                                                   Group,   Inc.  He  previously
                                                   served  as  chief   financial
                                                   officer       for      Iomega
                                                   Corporation         (Hardware
                                                   Manufacturer)  from  1995  to
                                                   1998.    Prior   to   joining
                                                   Iomega, he served in numerous
                                                   senior  level   domestic  and
                                                   international         finance
                                                   positions     for     General
                                                   Electric    Co.    and    its
                                                   subsidiaries, culminating his
                                                   career  there as senior  vice
                                                   president,  finance,  for  GE
                                                   Capital    Fleet     Services
                                                   (Financial Services).
Shelly J. Meyers (39)    Trustee                   Ms.   Meyers  is  the  Manager,
                                                   Chief Executive Officer,  Chief
                                                   Financial  Officer  and founder
                                                   of Meyers  Capital  Management,
                                                   a     registered     investment
                                                   adviser   formed   in   January
                                                   1996.   She  has  also  managed
                                                   the  Meyers  Pride  Value  Fund
                                                   since  June   1996.   Prior  to
                                                   that,  she was  employed by The
                                                   Boston       Company      Asset
                                                   Management,  Inc. as  Assistant
                                                   Vice     President    of    its
                                                   Institutional  Asset Management
                                                   Group.
Ashley T. Rabun (47)     Trustee                   Ms.  Rabun is the  Founder  and
                                                   Chief   Executive   Officer  of
                                                   InvestorReach   (which   is   a
                                                   consulting  firm   specializing
                                                   in marketing  and  distribution
                                                   strategies     for    financial
                                                   services  companies  formed  in
                                                   October  1996).  From  1992  to
                                                   1996,  she  was a  partner  and
                                                   President      of      Nicholas
                                                   Applegate   Mutual   Funds,   a
                                                   division of Nicholas  Applegate
                                                   Capital Management.
Steven Grenadier (34)    Trustee                   Mr.  Grenadier  is an Associate
                                                   Professor  of  Finance  at  the
                                                   Graduate  School of Business at
                                                   Stanford  University,  where he
                                                   has   been    employed   as   a
                                                   professor since 1992.
*Brian C. Murray (42)    President                 Mr.   Murray  is  President  of
4500 Bohannon Drive,                               E*TRADE Asset Management,  Inc.
Menlo Park, CA 94025                               He joined  E*TRADE  Securities,
                                                   Inc. in January 1998.  Prior to
                                                   that Mr.  Murray was  Principal
                                                   of      Alameda      Consulting
                                                   (Financial             Services
                                                   Consulting)  and  prior to that
                                                   he was  Director,  Mutual  Fund
                                                   Marketplace  of Charles  Schwab
                                                   Corporation          (Financial
                                                   Services).
*Joe  N. Van Remortel (34) Vice President          Mr.   Van   Remortel   is  Vice
4500 Bohannon Drive,       and Secretary           President    of     Operations,
Menlo Park, CA 94025                               E*TRADE Asset Management,  Inc.
                                                   He joined  E*TRADE  Securities,
                                                   Inc. in September  1996.  Prior
                                                   to that Mr.  Van  Remortel  was
                                                   Senior  Consultant of KPMG Peat
                                                   Marwick   and    Associate   of
                                                   Analysis      Group,       Inc.
                                                   (management consulting).

The Trust pays each non-affiliated Trustee a quarterly fee of $1,500 per Board meeting for the Trust. In addition, the Trust reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides an estimate of each Trustee's compensation for the current fiscal year:

Estimated Compensation Table

-------------------------------------------------------------------------

Name of Person,      Aggregate            Total Compensation From Fund
Position             Compensation from    and Fund Complex Paid to
                     the Fund             Directors Expected to be Paid
                                          to Trustees (1)
-------------------------------------------------------------------------
Kathy Levinson,            None           None
Trustee
Leonard C. Purkis,         None           None
Trustee
Shelly J. Meyers           $6,000         $6,000
Ashley T. Rabun            $6,000         $6,000
Steven Grenadier           $6,000         $6,000

      No Trustee will receive any benefits upon retirement.  Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.
------------

(1) This amount represents the estimated aggregate amount of compensation paid to each non-affiliated Trustee for service on the Board of Trustees for the fiscal year ending December 31, 1999.

Control Persons and Principal Holders of Securities

A shareholder that owns 25% or more of the Fund's voting securities is in control of the Fund on matters submitted to a vote of shareholders. To satisfy regulatory requirements, as of , 1999, E*TRADE Asset Management, Inc. owned 100% of the Fund's outstanding shares. There are no other shareholders holding 25% or more. E*TRADE Asset Management, Inc. is a Delaware corporation and is wholly owned by E*TRADE Group, Inc. Its address is 4500 Bohannon Drive, Menlo Park, CA 94025.

As of __________, 1999, Softbank America Inc. owned ___% of the total outstanding voting shares of E*TRADE Group, Inc. Softbank America, Inc. is a Delaware corporation and is located 300 Delaware Ave., Suite 900, Wilmington, Delaware 19801. It is a wholly owned subsidiary of Softbank Holding, Inc., also a Delaware corporation, which, in turn, is a wholly owned subsidiary of Softbank Corporation, a Japanese corporation.

INVESTMENT MANAGEMENT

Investment Advisor. Under an investment advisory agreement with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor") provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc, a leader in providing secure online investing services to the self-directed investor that offers electronic access to an investor's account virtually anywhere, at any time.

Subject to the general supervision of the E*TRADE Funds' Board of Trustees and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio. The Investment Advisor may in the future manage cash and money market instruments for cash flow purposes. The Investment Advisor commenced operating in February 1999 and therefore has limited experience as an investment advisor. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.__% of the Fund's average daily net assets.

The Master Portfolio's Investment Advisor. The Master Portfolio's investment advisor is Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided asset management, administration and advisory services for over 25 years. As of March 31, 1999, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $650 billion of assets. Barclays has been involved in banking in the United Kingdom for over 300 years. Pursuant to an Investment Advisory Contract dated [ ] (the "Advisory Contract") with the Master Portfolio, BGFA provides investment advisory services in connection with the management of the Master Portfolio's assets. BGFA receives a monthly fee from the Master Portfolio at an annual rate equal to ___% of the Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio, and accordingly, have a favorable impact on its performance. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, including the Fund.

The Advisory Contract will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Master Portfolio's outstanding voting securities or by the Master Portfolio's Board of Trustees and (ii) by a majority of the Trustees of the Master Portfolio who are not parties to the Advisory Contract or affiliated of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party without penalty and will terminate automatically if assigned.

Purchase and sale orders for portfolio securities of the Master Portfolio may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority in the interest of seeking the most favorable result. When BGFA determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by BGFA, it undertakes to allocate those transactions among the participants equally. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Master Portfolio or the price paid or received by the Master Portfolio.

SERVICE PROVIDERS

Principal Underwriter. E*TRADE Securities, Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, is the Fund's principal underwriter. The underwriter is a wholly owned subsidiary of E*TRADE Group, Inc.

Co-Administrators and Placement Agent of the Master Portfolio. Stephens, Inc. ("Stephens"), and Barclays Global Investors, N.A. ("BGI") serve as co-administrators on behalf of the Master Portfolio. Under the Co-Administration Agreement between Stephens, BGI and the Master Portfolio, Stephens and BGI provide the Master Portfolio with administrative services, including: (i) general supervision of the Master Portfolio's non-investment operations, and coordination of the other services provided to the Master Portfolio; (ii) compilation of information for reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolio; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the MIP's officers and Board. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolio, and compensates the MIP's trustees, officers and employees who are affiliated with Stephens. In addition, Stephens and BGI will be responsible for paying all expenses incurred by the Master Portfolio other than the fees payable to BGFA and other than custodial fees of up to []% payable after the first two years of the Master Portfolio's operations. Stephens and BGI are entitled to receive a monthly fee, in the aggregate, at an annual rate of []% of the average daily net assets of the Master Portfolio for providing administrative services and assuming expenses.

Stephens also acts as the placement agent of Master Portfolio's shares pursuant to a Placement Agency Agreement (the "Placement Agency Agreement") with the Master Portfolio.

Investors Bank & Trust Company ("IBT") acts as the Master Portfolio's custodian. During the first two years of the Master Portfolio's operations, IBT will be entitled to receive compensation for its custodial services from Stephens and BGI. Thereafter, IBT will be entitled to receive custodial fees of up to []% from the Master Portfolio.

Administrator of the Fund. E*TRADE Asset Management, Inc., the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management, Inc. provides administrative services directly or through sub-contracting, including: (i) general supervision of the operation of the Fund, including coordination of the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and (iii) periodic reviews of management reports and financial reporting. E*TRADE Asset Management, Inc. also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an agreement with the Fund, E*TRADE Asset Management, Inc. receives a fee equal to __% of the average daily net assets of the Fund. E*TRADE Asset Management, Inc. is responsible under that agreement for the expenses otherwise payable by the Fund for transfer agency, dividend disbursing, custody, auditing and legal fees, to the extent that those expenses would otherwise equal or exceed __% of the Fund's average daily net assets. E*TRADE Asset Management, Inc. is not responsible for any fees or expenses incurred at the master fund level.

Custodian, Fund Accounting Services Agent and Sub-administrator. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian of the assets of the Fund and the Master Portfolio. As a result, IBT has custody of all securities and cash of the Fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund and the Master Portfolio. The custodian has no responsibility for any of the investment policies or decisions of the Fund and the Master Portfolio. IBT also acts as the Fund's Accounting Services Agent. IBT also serves as the Fund's sub-administrator, under an agreement among IBT, the Trust and E*TRADE Asset Management, Inc., providing management reporting and treasury administration and financial reporting to Fund management and the Fund's Board of Trustees and preparing income tax provisions and tax returns. IBT is compensated for its services by E*TRADE Asset Management, Inc.

Transfer Agent and Dividend Disbursing Agent. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, acts as transfer agent and dividend-disbursing agent for the Fund.

Fund Shareholder Servicing Agent. Under a Shareholder Servicing Agreement with E*TRADE Securities and E*TRADE Asset Management, Inc., E*TRADE Securities, 4500 Bohannon Drive, Menlo Park, CA 94025, acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Securities provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include, (i) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Fund's shares may be effected, and certain other matters pertaining to the Fund;
(ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (iv) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares of the Fund; (vi) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Fund of the gross amount of purchase and redemption orders for the Fund's shares; (viii) providing certain printing and mailing services, such as printing and mailing of shareholder account statements, checks, and tax forms; and (ix) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

Independent Accountants. Deloitte & Touche LLP, Suite 1500, 1000 Wilshire Blvd., Los Angeles, CA 90017-2472, acts as independent accountants for the Fund.

Legal Counsel. Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION
The Master Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Portfolio's Board of Trustees, BGFA as advisor, is responsible for the Master Portfolio's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolio to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Master Portfolio may be combined with those of other accounts that BGFA manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Master Portfolio such as Stephens, BGFA and their affiliates are prohibited from dealing with the Master Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the Master Portfolio, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Portfolio also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Master Portfolio's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or BGI. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Master Portfolio, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Master Portfolio's Board of Trustees.

Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.


ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a diversified series of E*TRADE Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a series of the Trust. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.


SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities.

Pricing of Fund Shares. The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE.

Telephone and Internet Redemption Privileges. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.


TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.


UNDERWRITER

Distribution of Securities. Under a Distribution Agreement with the Fund ("Distribution Agreement"), E*TRADE Securities Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, acts as underwriter of the Fund's shares. The Fund pays no compensation to E*TRADE Securities, Inc. for its distribution services. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares.

The Fund is a no-load fund, therefore investors pay no sales charges when buying or selling shares of the Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


MASTER PORTFOLIO ORGANIZATION

The Master Portfolio is a series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where the Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, such Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.


PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Investment Advisor may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

Average Annual Total Return. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000 T = average annual total return N = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for the Fund will be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

Yield. The yield will be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
            cd

where:

a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

The historical EAFE Free Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the EAFE Free Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.


Standard deviation is calculated using the following formula:

      Standard deviation = the square root of  S(xi - xm)2
                                          n-1

Where:     S = "the sum of",

      xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

Master Fund Performance. The Fund intends to disclose historical performance of the Master Portfolio, including the average annual and cumulative returns restated to reflect the expense ratio of the Fund. This information will be included by amendment. Although the investments of the Master Portfolio will be reflected in the Fund, the Fund is a distinct mutual fund and has different fees, expenses and returns than the Master Portfolio itself. Historical performance of substantially similar mutual funds is not indicative of future performance of the Fund. Master Portfolio performance will be supplied by the Master Portfolio.

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

o     liquidity ratios are adequate to meet cash requirements;
o     long-term senior debt is rated "A" or better;
o     the issuer has access to at least two additional channels of borrowing;
o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;
o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and
o     the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

o     evaluation of the management of the issuer;
o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
o evaluation of the issuer's products in relation to competition and customer acceptance;
o     liquidity;
o     amount and quality of long-term debt;
o     trend of earnings over a period of ten years;
o financial strength of parent company and the relationships which exist with the issuer; and
o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

o Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.
o The rating C1 is reserved for income bonds on which no interest is being paid.
o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.
o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

4500 Bohannon Drive
Menlo Park, CA 94025
Telephone: (650) 842-2500
Toll-Free: (800) 786-2575
Internet:   http://www.etrade.com

                                     PART C:
                                OTHER INFORMATION

Item 23.  Exhibits

(a)(i)   Certificate of Trust.1

(a)(ii)  Trust Instrument.1

(b)      By-laws.2

(c) Certificates for Shares will not be issued. Articles II, VII, IX and X of the Trust Instrument, previously filed as exhibit (a)(ii), define the rights of holders of the Shares.1

(d)(i) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(d)(ii) Form of Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Total Bond Index Fund, and E*TRADE International Index Fund.4

(d)(iii) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Technology Index Fund and E*TRADE E-Commerce Index Fund.4

(d)(iv) Form of Investment Sub-Advisory Agreement among E*TRADE Asset Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Technology Index Fund and E*TRADE E-Commerce Index Fund.4

(e)(i) Form of Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(e)(ii) Form of Amendment No. 1 to the Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Extended Market Index Fund, E*TRADE Total Bond Index Fund, E*TRADE Technology Index Fund, E*Trade International Index Fund, and E*TRADE E-Commerce Index Fund.4

(f)      Bonus or Profit Sharing Contracts:  Not applicable.

(g)(i) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.2

(g)(ii) Form of Amendment No. 1 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Extended Market Index Fund, E*TRADE Total Bond Index Fund, and E*TRADE International Index.4

(g)(iii) Form of Custodian  Agreement between  Registrant and PFPC Trust Company
         with  respect  to  the  E*TRADE   Technology  Index  Fund  and  E*TRADE
         E-Commerce Index Fund.4

(h)(1)(i)Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund.2

(h)(1)(ii) Form of Amended and Restated Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Total Bond Index Fund, and E*TRADE International Index Fund.4

(h)(2)(i)Form of  Administrative  Services  Agreement between the Registrant and
         E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.2

(h)(2)(ii) Form of Amendment No. 1 to the Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Total Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, and E*TRADE International Index Fund.4

(h)(3)(i)Form of Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.2

(h)(3)(ii) Form of Amendment No. 1 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Extended Market Index Fund, E*TRADE Total Bond Index Fund, and E*TRADE International Index Fund.4

(h)(4) Form of Sub-Administration and Accounting Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE Technology Index Fund, and E*TRADE E-Commerce Index Fund.4

(h)(5)(i)Form of Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(h)(5)(ii) Form of Amendment No. 1 to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Extended Market Index Fund, E*TRADE Total Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.4

(h)(6)(i)Form of Retail Shareholder Services Agreement between E*TRADE Group, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.2

(h)(6)(ii) Form of Amendment No. 1 to the Retail Shareholder Services Agreement between E*TRADE Group, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Total Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.4

(h)(7) Sub-Administration State Securities Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Total Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.4

(i)(1) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE S&P 500 Index Fund.2

(i)(2) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Extended Market Index Fund, E*TRADE Total Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.4

(j)      Consent of Deloitte &Touche LLP:  Not applicable.

(k)      Omitted Financial Statements:  Not applicable.

(l)      Form  of   Subscription   Letter   Agreements   between  E*TRADE  Asset
         Management, Inc. and the Registrant.2

(m) Rule 12b-1 Plan: Not applicable.

(n)      Financial Data Schedules:  Not applicable.

(o) Rule 18f-3 Plan: Not applicable.

*        Power of Attorney.3



1 Incorporated by reference from the Registrant's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on November 5, 1998.

2 Incorporated by reference from the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999.

3 Incorporated by reference from the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on May 17, 1999.

4 To be filed by amendment.



Item 24.  Persons Controlled by or Under Common Control With Registrant

      As of June 30, 1999, Softbank America Inc. owned 26.9% of the total outstanding voting shares of E*TRADE Group, Inc. Softbank America, Inc. is a Delaware corporation and is located 300 Delaware Ave., Suite 900, Wilmington, Delaware 19801. It is a wholly owned subsidiary of Softbank Holding, Inc., also a Delaware corporation, which, in turn, is a wholly owned subsidiary of Softbank Corporation, a Japanese corporation.


Item 25.  Indemnification

      Reference is made to Article X of the Registrant's Trust Instrument.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Adviser

      E*TRADE Asset Management, Inc. (the "Investment Advisor") is a Delaware corporation that offers investment advisory services. The Investment Advisor's offices are located at 4500 Bohannon Drive, Menlo Park, CA 94025. The directors and officers of the Investment Advisor and their business and other connections are as follows:

Directors and Officers    Title/Status with            Other Business
of Investment Adviser     Investment Adviser           Connections

Kathy Levinson            Director                     Director, President and
                                                       Chief Operating
                                                       Officer, E*TRADE
                                                       Securities, Inc. and
                                                       Executive Vice
                                                       President, Operations
                                                       and Customer Operations
                                                       Officer, E*TRADE Group,
                                                       Inc. 1997-98

Connie M. Dotson          Director                     Corporate Secretary and
                                                       Senior Vice President,
                                                       E*TRADE Securities, Inc.

Brian C. Murray           President and Director       Vice President and
                                                       General Manager of
                                                       Mutual Funds, E*TRADE
                                                       Securities, Inc.;
                                                       Principal of Alameda
                                                       Consulting, 1997

Jerry D. Gramaglia        Director                     Senior Vice President,
                                                       E*TRADE Group, Inc.,
                                                       1998; Vice President,
                                                       Sprint Corp., 1997-98

Joseph N. Van Remortel    Vice President               Sr. Manager, E*TRADE
                          and Secretary                Securities, Inc.,
                                                       1997-98


Item 27.  Principal Underwriters

(a)   E*TRADE  Securities,  Inc. (the  "Distributor")  serves as  Distributor of
      Shares of the Trust. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc.

(b) The officers and directors of E*TRADE Securities, Inc. are:


Name and Principal         Positions and Offices          Positions and Offices
Business Address*          with Underwriter               with Registrant

Kathy Levinson             Director, President and Chief  Trustee
                           Operating Officer

Stephen C. Richards        Director and Senior Vice       None
                           President

Steve Hetlinger            Director and Vice President    None

Connie M. Dotson           Corporate Secretary and        None
                              Senior Vice President

* The business address of all officers of the Distributor is 4500 Bohannon Drive, Menlo Park, CA 94025.


Item 28.  Location of Accounts and Records

      The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained in the physical possession of:

      (1) the Registrant's investment advisor, E*TRADE Asset Management, Inc., at 4500 Bohannon Drive, Menlo Park, CA 94025;

      (2)  the   Registrant's   custodian,   accounting   services   agent   and
sub-administrator, Investors Bank & Trust Company, at 200 Clarendon Street, Boston, MA 02111;

      (3) the Registrant's transfer agent and dividend disbursing agent, PFPC Inc. at 400 Bellevue Parkway, Wilmington, DE 19809;

      (4)  the   Registrant's   custodian,   accounting   services   agent   and
sub-administrator, PFPC Inc. at 400 Bellevue Parkway, Wilmington, DE 19809; and

      (5) the Master Portfolio's investment advisor, Barclays Global Fund Advisor, at 45 Fremont Street, San Francisco, CA 94105.


Item 29.  Management Services

      Not applicable

Item 30.  Undertakings:  Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Menlo Park in the State of California on the 23rd day of July, 1999.

                                          E*TRADE FUNDS
                                          (Registrant)
                                          By:*
                                             ----------------------------------
                                             Name:  Brian C. Murray
                                             Title: President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                           Title                        Date

*
-------------------------
Kathy Levinson                      Trustee                      July 23, 1999


*
-------------------------
Leonard C. Purkis                   Trustee and Treasurer        July 23, 1999
                                    (Principal Financial and
                                      Accounting Officer)

*
-------------------------
Brian C. Murray                     President (Principal         July 23, 1999
                                      Executive Officer)


*
-------------------------
Shelly J. Meyers                    Trustee                      July 23, 1999


*
-------------------------
Ashley T. Rabun                     Trustee                      July 23, 1999

*
-------------------------
Steven Grenadier                    Trustee                      July 23, 1999


By /s/ David A. Vaughan                                          July 23, 1999
   ---------------------------
David A. Vaughan
Attorney-In-Fact
